Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2018
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Jan. 28, 2019
Document Effective Date	Jan. 28, 2019
Prospectus Date	Jan. 30, 2019
Boston Common ESG Impact International Fund | Boston Common ESG Impact International
Prospectus:
Trading Symbol	BCAIX
Boston Common ESG Impact U.S. Equity Fund | Boston Common ESG Impact U.S. Equity
Prospectus:
Trading Symbol	BCAMX